Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	On May 9, 2024, Freight Technologies, Inc. (the “Company”) filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (the “Original Filing”). This Amendment No. 1 (the “Amendment”) amends the Original Filing solely to file the consent of the Company’s independent registered public accounting firm, UHY LLP (the “Auditor Consent”), which was inadvertently omitted in the Original Filing.This Amendment is being filed solely to file the Auditor Consent. No other changes were made to the Original Filing. Further, no attempt has been made in this Amendment to modify or update the other disclosures presented in the Original Filing. This Amendment does not reflect events occurring after the date of the Original Filing or modify or update those disclosures that may be affected by subsequent events. Accordingly, this Amendment should be read in conjunction with the Original Filing and the registrant’s other filings with the Securities and Exchange Commission. In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s principal executive officer and principal financial officer are filed herewith as exhibits to this Amendment pursuant to Rule 13a-14(a) or 15d- 14(a) of the Exchange Act.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38172
Entity Registrant Name	FREIGHT TECHNOLOGIES, INC.
Entity Central Index Key	0001687542
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	2001 Timberloch Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	FRGT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	21,919,240
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2001 Timberloch Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(773)
Local Phone Number	905-507
Contact Personnel Name	Mr. Javier Selgas
Contact Personnel Email Address	javi.selgas@fr8hub.com